Palmer & Dodge LLP

111 Huntington Avenue

At Prudential Center

Boston, Massachusetts 02199

December 10, 2004

BY EDGAR

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	Sheffield Steel Corporation

Registration Statement on Form S-4 (File No. 333-                     )

Ladies and Gentlemen:

On behalf of Sheffield Steel Corporation (the “Company”) and Sand Springs Railway Company (the “Guarantor”), we deliver to you for filing under the Securities Act of 1933, as amended (the “Securities Act”), a Registration Statement on Form S-4 (the “Registration Statement”), including exhibits. The Guarantor, a wholly owned subsidiary of the Company, is fully and unconditionally guaranteeing the securities offered by the Company and is, therefore, a co-registrant under the Registration Statement.

A wire transfer in the amount of $10,136 was made on December 8, 2004 to the lockbox facility at Mellon Bank in Pittsburgh, Pennsylvania in payment of the filing fee for the Registration Statement.

Pursuant to Rule 461 of the Securities Act, on behalf of the Company and the Guarantor, we hereby represent to you that the Company and the Guarantor may request the acceleration of effectiveness of the Registration Statement orally and that, in connection therewith, the Company and the Guarantor acknowledge their obligations under the Securities Act.

Further, in connection with the Registration Statement, the Company and the Guarantor have authorized us to make the following representations to the Commission on their behalf:

1. The Company and the Guarantor are registering under the Securities Act (a) the Company’s issuance of 11 3/8% senior secured notes due 2011 (the “New Notes”) to be offered in exchange (the “Exchange Offer”) for its outstanding 11 3/8% senior secured notes due 2011 (the “Old Notes”) that the Company issued in a private placement pursuant to Section 4(2) of the Securities Act on August 12, 2004 and (b) the Guarantor’s concomitant offering of unconditional and irrevocable guarantees of the New Notes (the “New Guarantees”) in exchange for its guarantees of the Old Notes (the “Old Guarantees”), in reliance on the staff’s positions in Shearman & Sterling (available July 2, 1993), Morgan Stanley Co. Incorporated (available June 5, 1991) and Exxon Capital Holding Corporation (available April 13, 1989);

Securities and Exchange Commission

December 10, 2004

2. Neither the Company nor the Guarantor has entered into any arrangement or understanding with any person to distribute the New Notes to be received in the Exchange Offer and, to the best of the Company’s and the Guarantor’s information and belief, each person who will participate in the Exchange Offer will be acquiring the New Notes in the ordinary course of its business and will have no arrangement or understanding with any person to participate in the distribution of the New Notes to be received in the Exchange Offer. In this regard, the Company and the Guarantor will make each person participating in the Exchange Offer aware (through the Exchange Offer prospectus) that any security holder using the Exchange Offer to participate in a distribution of the New Notes (a) may not rely on the staff positions in the Shearman & Sterling, Morgan Stanley Co. Incorporated or Exxon Capital Holding Corporation no-action letters or similar letters and (b) must comply with registration and prospectus delivery requirements of the Securities Act in connection with a resale transaction. The Company and Guarantor acknowledge that such a secondary resale transaction should be covered by an effective registration statement containing the selling securityholder information required by Item 507 of Regulation S-K under the Securities Act;

3. Any broker-dealer who holds Old Notes acquired for its own account as a result of market-making activities or other trading activities, and who receives New Notes in the Exchange Offer, may be a statutory underwriter and must deliver a prospectus meeting the requirements of the Securities Act (which will be the Exchange Offer prospectus) in connection with any such resale; and

4. Each offeree, in executing or delivering the letter of transmittal, will represent to the Company that it is acquiring the New Notes in the ordinary course of its business and that it is not engaged in, and does not intend to engage in, a distribution of the New Notes. If the offeree is a broker-dealer holding Old Notes acquired for its own account as a result of market-making activities or other trading activities, it will acknowledge in the letter of transmittal that it will deliver a prospectus meeting the requirements of the Securities Act (which will be the Exchange Offer prospectus) in connection with any resale of the New Notes received with respect to such Old Notes pursuant to the Exchange Offer. The transmittal letter or similar documentation may also include a statement to the effect that by so acknowledging and by delivering a prospectus, a broker-dealer will not be deemed to admit that it is an “underwriter” within the meaning of the Securities Act.

Further, the Company understands that broker-dealers may participate in the Exchange Offer with respect to Old Notes acquired for their own accounts as a result of market-making activities or other trading activities, provided that (1) in connection with any resales of New Notes received in exchange for such Old Notes, the broker-dealer delivers a prospectus meeting the requirements of the Securities Act (which will be the Exchange Offer prospectus) so long as it contains a plan of distribution with respect to such resale transaction (such plan of distribution need not name the broker-dealer or disclose the amount of New Notes held by the broker-dealer)

Securities and Exchange Commission

December 10, 2004

and (2) the broker-dealer has not entered into any arrangements or understanding with the issuer or an affiliate of the issuer to distribute the New Notes.

If you have any questions regarding the foregoing, please call me at (617) 239-0357 or, if I am unavailable, Matthew J. Gardella of this office at (617) 239-0789.

Very truly yours,

/s/ George Ticknor

George Ticknor

cc:	Matthew J. Gardella

Christopher S. Kiefer